Payments, by Government - 12 months ended Nov. 30, 2025 - USD ($)	Fees	Total Payments
Total	$ 1,377,000	$ 1,377,000
UNITED STATES
Total	1,377,000	1,377,000
UNITED STATES | Department of Natural Resources [Member]
Total	1,150,000	1,150,000
UNITED STATES | Department of Environmental Conservation [Member]
Total	3,000	3,000
UNITED STATES | Department of Administration [Member]
Total	20,000	20,000
UNITED STATES | Bureau of Land Management [Member]
Total	154,000	154,000
UNITED STATES | United States Geological Survey [Member]
Total	$ 50,000	$ 50,000